Investment Portfolioas of March 31, 2023 (Unaudited)
DWS Alternative Asset Allocation VIP
	Shares	Value ($)

Mutual Funds 56.8%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	2,313,031	15,242,875
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	10,405,137	62,014,618
DWS Floating Rate Fund "Institutional" (a)	5,352,679	40,359,203
DWS Global Macro Fund "Institutional" (a)	3,404,617	33,126,921
DWS RREEF Global Infrastructure Fund "Institutional" (a)	3,869,791	58,317,756
DWS RREEF Real Estate Securities Fund "Institutional" (a)	1,690,334	32,826,284
Total Mutual Funds (Cost $263,892,653)		241,887,657

Exchange-Traded Funds 23.5%
iShares Global Infrastructure ETF	141,313	6,740,630
iShares JP Morgan USD Emerging Markets Bond ETF	238,293	20,559,920
iShares Preferred & Income Securities ETF	459,281	14,338,753
SPDR Blackstone Senior Loan ETF	280,331	11,622,523
SPDR Bloomberg Convertible Securities ETF	635,878	42,648,338
SPDR S&P Global Natural Resources ETF	73,958	4,222,262
Total Exchange-Traded Funds (Cost $97,007,958)		100,132,426

Cash Equivalents 19.8%
DWS Central Cash Management Government Fund, 4.78% (a) (b)	46,021,603	46,021,603
DWS ESG Liquidity Fund "Institutional", 4.98% (a) (b)	38,146,710	38,135,266
Total Cash Equivalents (Cost $84,158,857)		84,156,869

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $445,059,468)	100.1	426,176,952
Other Assets and Liabilities, Net	(0.1)	(250,481)
Net Assets	100.0	425,926,471
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended March 31, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
Mutual Funds 56.8%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
15,307,718	249,746	—	—	(314,589)	249,746	—	2,313,031	15,242,875
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
54,938,029	8,019,364	—	—	(942,775)	212,564	—	10,405,137	62,014,618
DWS Floating Rate Fund "Institutional" (a)
39,196,806	795,999	—	—	366,398	795,999	—	5,352,679	40,359,203
DWS Global Macro "Institutional" (a)
31,508,793	402,518	—	—	1,215,610	402,519	—	3,404,617	33,126,921
DWS RREEF Global Infrastructure Fund "Institutional" (a)
57,617,260	154,366	—	—	546,130	154,366	—	3,869,791	58,317,756

Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
DWS RREEF Real Estate Securities Fund "Institutional" (a)
32,090,988	106,297	—	—	628,999	106,296	—	1,690,334	32,826,284
Cash Equivalents 19.8%
DWS Central Cash Management Government Fund, 4.78% (a) (b)
48,680,508	18,981,473	21,640,378	—	—	529,070	—	46,021,603	46,021,603
DWS ESG Liquidity Fund "Institutional", 4.98% (a) (b)
54,525,559	530,547	16,914,900	1,673	(7,613)	535,732	—	38,146,710	38,135,266
333,865,661	29,240,310	38,555,278	1,673	1,492,160	2,986,292	—	111,203,902	326,044,526

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	The rate shown is the annualized seven-day yield at period end.

S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$241,887,657	$—	$—	$241,887,657
Exchange-Traded Funds	100,132,426	—	—	100,132,426
Short-Term Investments	84,156,869	—	—	84,156,869
Total	$426,176,952	$—	$—	$426,176,952
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2AAA-PH1
R-080548-2 (1/25)